Policyholder liabilities and unallocated surplus - Liabilities by duration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance contracts
Policyholder liabilities	$ 151,915	$ 144,733	$ 116,129
0 to 5 years
Insurance contracts
Percentage of policyholder liabilities	20.00%	20.00%
5 to 10 years
Insurance contracts
Percentage of policyholder liabilities	18.00%	19.00%
10 to 15 years
Insurance contracts
Percentage of policyholder liabilities	15.00%	15.00%
15 to 20 years
Insurance contracts
Percentage of policyholder liabilities	12.00%	12.00%
20 to 25 years
Insurance contracts
Percentage of policyholder liabilities	10.00%	10.00%
Over 25 years
Insurance contracts
Percentage of policyholder liabilities	25.00%	24.00%